Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt

Debt consists of the following:

	December 31,
	2018	2017
	(in thousands)
Senior secured credit facility:
Senior secured term loan A facility	$470,000	$273,750
Senior secured term loan B facility	1,799,125	1,817,625
Senior secured revolving credit facility	550,000	—
$1,050 million 5.625% senior notes, due 2024	1,050,000	1,050,000
$500 million 4.50% senior notes, due 2026	500,000	500,000
$350 million 4.50% senior notes, due 2028	350,000	350,000
	4,719,125	3,991,375
Less: Unamortized discount and debt issuance costs	(52,176)	(56,747)
	$4,666,949	$3,934,628

Maturities of the Principal Amount of Debt	Maturities of the principal amount of the Operating Partnership’s debt as of December 31, 2018 are as follows:

Year ending December 31,	(in thousands)
2019	$24,375
2020	30,250
2021	30,250
2022	30,250
2023	997,375
Thereafter	3,606,625
$4,719,125